Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Share capital	Share capital
The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. As at December 31, 2024, the Company had 1,318,040,605 common shares outstanding. No preferred shares were outstanding.

During the year ended December 31, 2024, the Company paid a quarterly dividend of $0.04 per share totalling $211 million for the year. Of this amount, $25 million was paid through the issuance of 9 million shares under the Company's Dividend Re-investment Plan ("DRIP"). During the year ended December 31, 2023, the Company paid a quarterly dividend of $0.04 per share totalling $200 million for the year. Of this amount, $12 million was paid through the issuance of 4 million shares under the Company's DRIP. The dividends have been recognized in retained (deficit) earnings in the Consolidated Statement of Changes in Equity during the respective period.

Subsequent to December 31, 2024, on February 19, 2025, B2Gold’s Board of Directors declared a cash dividend for the first quarter of 2025 of $0.02 per common share, payable on March 20, 2025 to shareholders of record as of March 7, 2025.
During the year ended December 31, 2024, the Company issued 3 million flow-through shares for cash proceeds of $10 million. The flow-through premium of $3 million was booked to Other Current Liabilities in the Consolidated Balance Sheet at December 31, 2024. In conjunction with the issuance of the flow-through shares, the Company has committed to spending Cdn. $15 million on eligible exploration expenditures in Canada by December 31, 2025.

During 2024, the Company received $3 million (2023 - $13 million) pursuant to the exercise of 1 million (2023 – 5 million) stock options.

Stock options

During the year ended December 31, 2024, 22 million stock options were granted to employees with exercise prices ranging from Cdn. $3.48 to Cdn. $4.40 per share. These stock options have a term of up to five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $11 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 3.8%, an expected life of up to 3 years, an expected volatility of up to 38% and a dividend yield rate of up to 6.2%.

During 2023, approximately 3 million stock options were granted to employees and directors with exercise prices ranging from Cdn. $4.11 to Cdn. $5.40 per share. These stock options have a term of up to five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $3 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 4.4%, an expected life of up to 3 years, an expected volatility of up to 50% and a dividend yield rate of up to 5.3%.

On April 19, 2023, the Company issued 3 million B2Gold replacement stock options upon the acquisition of Sabina. The replacement stock options were valued using the Black-Scholes option pricing model based on a risk-free annual interest rates ranging from 3.6% to 3.8%, an expected volatility of between 33% and 50%, an expected average life of up to 3.2 years and a dividend yield of 3.7%.

Option pricing models require the input of subjective assumptions regarding the expected volatility. The Company calculates expected volatility based on the historical volatility of its stock price. Changes in this assumption can materially affect the fair value estimate.

For the year ended December 31, 2024, share-based payments expense, relating to the vesting of stock options, was $5 million (2023 - $5 million), net of $1 million (2023 - $1 million) capitalized to mining interests.

A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2022	30,927	4.98
Granted	3,042	4.80
B2Gold replacement options on acquisition of Sabina (Note 9)	3,342	3.87
Exercised	(5,098)	3.42
Forfeited or expired	(1,246)	5.28
Outstanding at December 31, 2023	30,967	5.09
Granted	22,064	3.71
Exercised	(1,247)	3.39
Forfeited or expired	(1,579)	5.01
Outstanding at December 31, 2024	50,205	4.53

During 2024, 1 million (2023 – 5 million) stock options were exercised. The weighted average share price at the time of exercise was Cdn. $4.09 (2023 – Cdn. $4.86).
Stock options outstanding and exercisable as at December 31, 2024 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	15	2.39	2.95	4	2.95
3.00 – 3.99	22,210	4.90	3.67	7,165	3.64
4.00 – 4.99	7,463	3.55	4.45	4,715	4.44
5.00 – 5.99	18,401	2.01	5.39	16,646	5.40
6.00 – 6.99	1,996	1.31	6.25	1,887	6.25
7.00 – 8.53	120	0.56	8.01	120	8.01
	50,205	3.49	4.53	30,537	4.90

Restricted share unit plan

The Company has a Restricted Share Unit Plan (the “RSU Plan”) whereby restricted share units (“RSUs”) may be granted to directors, executive officers and employees of the Company. Once vested, each RSU is redeemable for one common share entitling the holder to receive the common share for no additional consideration.

During the year ended December 31, 2024, the Company granted approximately 2 million (2023 – 2 million) RSUs to executive officers and employees of the Company. One-third of the RSUs vest one year from the grant date, another one-third will vest two years from the grant date with the remainder vesting three years from the grant date. The total estimated fair value of the RSU granted was approximately $6 million (2023 - $7 million) based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as a share-based payments expense over the vesting period.

For the year ended December 31, 2024, share-based payments expense relating to the vesting of RSUs was $7 million (2023 - $7 million).

Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2022	2,784
Granted	1,939
Vested and converted to common shares	(1,440)
Forfeited	(119)
Reinvested dividend equivalents	158
Outstanding at December 31, 2023	3,322
Granted	2,382
Vested and converted to common shares	(1,625)
Reinvested dividend equivalents	277
Outstanding at December 31, 2024	4,356

Deferred share unit plan

The Company has a Deferred Share Unit plan (the "DSU plan") for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of deferred share units ("DSUs"). The number of DSUs granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSUs by the volume weighted average trading price of the common shares on the stock exchange on which the majority of the volume of trading of the shares occurred over the relevant period for the five trading days immediately preceding the date of grant. In addition, the Board may, at its discretion, grant additional DSUs to plan participants. Each eligible director is required to hold DSUs received until the eligible director ceases to be a director of the Company, following which the DSUs will be settled in cash. As the DSUs are cash settled, they are recorded as a liability at fair market value on the Consolidated Balance Sheet with changes in the fair value being recognized as a share-based payment expense or recovery in the Consolidated Statement of Operations.
For the year ended December 31, 2024, the Company issued 0.5 million DSUs (2023 - 0.4 million) with a fair market value of $1 million (2023 - $1 million) to directors of the Company. During the year ended December 31, 2024, 0.1 million (2023 - 0.7 million) DSUs valued at $0.3 million (2023 - $3 million) were released. As at December 31, 2024, there were 2.2 million DSUs outstanding (2023 - 1.6 million). For the year ended December 31, 2024, share-based payments expense relating to DSUs was $0.1 million (2023 - expense of $0.8 million).

Performance share unit plan

The Company has a Performance Share Unit plan (the "PSU plan") for the benefit of officers, employees and eligible consultants. Under the plan, eligible participants will receive shares based on the achievement of certain defined performance measures over a defined period of time. The number of shares receivable shall be 0% to 200% of the performance share units ("PSUs") awarded, with the factor applied being dependent on the extent to which the defined performance measures have been achieved.

On November 7, 2023, the Company adopted an amended and restated Executive Officer Incentive Compensation Clawback Policy (the “Clawback Policy”) to comply with new rules of the New York Stock Exchange American set forth in Listed Company Manual Section 811 -- Erroneously Awarded Compensation and Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, as codified by Section 10D and Rule 10D-1 of the U.S. Securities Exchange Act of 1934, as amended. In addition, the Company amended its Performance Share Unit Plan on November 7, 2023 (the “Amended PSU Plan”) to add an option to settle future PSU grants, when vested, in cash (instead of shares) at the Company’s sole discretion. The addition of the cash settlement option does not impact the accounting treatment of the PSUs.

During the year ended December 31, 2024, the Company granted 3 million PSUs to employees comprised of two equal 50% tranches. Vesting of tranche one of the PSUs granted will depend on the growth of the consolidated production profile and the number of shares that may vest will be between 0% to 200% of the number of tranche one PSUs. The estimated fair value when granted of this portion of $3 million was calculated based on the fair value of the Company's stock on the date of the grant and the expected increase in the production profile. Vesting of tranche two of the PSUs granted will depend on total shareholder return of the Company compared to a group of peer companies over the period January 1, 2024 to December 31, 2026. The number of shares that may vest will be between 0% and 200% of the number of tranche two PSUs. The estimated fair value when granted of the tranche two PSUs of $3 million was calculated using a risk-neutral Monte Carlo simulation based on a correlated Geometric Brownian Motion. The model used historical share price volatility ranging from 26% to 66% for the group, a Canadian risk-free annual interest rate of 4.19%, and a United States risk-free annual interest rate of 4.52%. The fair value of both tranches is being recognized over the vesting period.

During the year ended December 31, 2023, the Company granted 2 million PSUs to employees comprised of two equal 50% tranches. Vesting of tranche one of the PSUs granted will depend on the timing of completion of construction and commissioning of the Goose Project and the number of shares that may vest will be between 0% to 200% of the number of tranche one PSUs. The estimated fair value when granted of this portion of $3 million was calculated based on the fair value of the Company's stock on the date of the grant and the expected completion timing of the Goose Project. Vesting of tranche two of the PSUs granted will depend on total shareholder return of the Company compared to a group of peer companies over the period January 1, 2023 to December 31, 2025. The number of shares that may vest will be between 0% and 200% of the number of tranche two PSUs. The estimated fair value when granted of the tranche two PSUs of $4 million was calculated using a risk-neutral Monte Carlo simulation based on a correlated Geometric Brownian Motion. The model used historical share price volatility ranging from 28% to 71% for the group, a Canadian risk-free annual interest rate of 3.87%, and a United States risk-free annual interest rate of 4.16%. The fair value of both tranches is being recognized over the vesting period.

During the year ended December 31, 2024, the Company issued 1 million shares (2023 - 1 million shares) on the vesting of PSUs. As at December 31, 2024, 6 million PSUs were outstanding under the plan (2023 - 5 million). For the year ended December 31, 2024, share-based payments expense relating to PSUs was $8 million (2023 - $8 million).

Incentive plan

On June 29, 2007, the Company established the B2Gold Incentive Plan (the “Incentive Plan”) for the benefit of directors, officers, employees and service providers of the Company and issued to the trustees of the Incentive Plan options to acquire 5 million common shares. On October 12, 2007, following the exercise of these options, an aggregate of 5 million common shares were issued to and paid for by the trustees of the Incentive Plan. These shares were held in trust (the "trust") by the trustees pursuant to the terms of the Incentive Plan. The Company is required under IFRS to consolidate the trust. The Company recognizes a share-based compensation expense with respect to these incentive shares, when these shares are granted to the ultimate beneficiaries by the trust. During the year ended December 31, 2024, the Company recognised a share based payment expense of $5 million upon issuance of the remaining 1,705,000 shares from the trust. As at December 31, 2024, there are no common shares remaining in the trust.

Earnings per share
The following is the calculation basic and diluted earnings per share:

	2024	2023
	$	$

Net (loss) income and diluted net (loss) income (attributable to shareholders of the Company)	(629,891)	10,097

Basic weighted average number of common shares outstanding (in thousands)	1,308,850	1,232,092

Effect of dilutive securities:
Stock options	—	1,099
Restricted share units	—	755
Performance share units	—	3,458
Diluted weighted average number of common shares outstanding (in thousands)	1,308,850	1,237,404

(Loss) earnings per share (attributable to shareholders of the Company)
Basic	$(0.48)	$0.01
Diluted	$(0.48)	$0.01